UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864
                                                      --------

                            OPPENHEIMER BALANCED FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--50.0%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.5%
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Hilton Hotels Corp.                                                                          78,000    $        2,722,200
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                    64,100             4,006,250
--------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                                                                   129,560             4,148,511
                                                                                                       -------------------
                                                                                                               10,876,961
--------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
Liberty Media Holding Corp.-Interactive, Series A 1                                         440,200             9,495,114
--------------------------------------------------------------------------------------------------------------------------
MEDIA--4.6%
Liberty Global, Inc., Series A 1,2                                                          635,277            18,518,325
--------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                            644,261            18,039,308
--------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1,2                                           115,720            11,338,246
                                                                                                       -------------------
                                                                                                               47,895,879
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
--------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
Constellation Brands, Inc., Cl. A 1                                                         185,100             5,371,602
--------------------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                    85,400             6,773,074
                                                                                                       -------------------
                                                                                                               12,144,676
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                         126,100             3,404,700
--------------------------------------------------------------------------------------------------------------------------
TOBACCO--3.9%
Altria Group, Inc.                                                                          337,600            28,972,832
--------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                  185,800            12,024,976
                                                                                                       -------------------
                                                                                                               40,997,808
--------------------------------------------------------------------------------------------------------------------------
ENERGY--3.4%
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Halliburton Co. 2                                                                           109,000             3,384,450
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.1%
BP plc, ADR                                                                                 114,100             7,656,110
--------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           239,700            18,368,211
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                          29,000             3,066,750
--------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                          129,000             3,006,880
                                                                                                       -------------------
                                                                                                               32,097,951
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.3%
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
E*TRADE Financial Corp. 1                                                                   224,200             5,026,564
--------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                      331,778            20,087,521
                                                                                                       -------------------
                                                                                                               25,114,085
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.3%
Wachovia Corp.                                                                              240,562            13,700,006
--------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.0%
Capital One Financial Corp.                                                                 136,000            10,447,520
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp.                                                                       291,354            15,555,390
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.7%
Everest Re Group Ltd.                                                                        80,100             7,858,611


                          1 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             141,300    $        4,833,873
--------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                         179,600             5,556,824
                                                                                                       -------------------
                                                                                                               18,249,308
--------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Freddie Mac                                                                                  62,200             4,223,380
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.9%
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.5%
Amgen, Inc. 1,3                                                                              75,700             5,171,067
--------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1,2                                                             257,500             3,203,300
--------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                           240,900             7,797,933
--------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1,2                                                             399,800             9,855,070
                                                                                                       -------------------
                                                                                                               26,027,370
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Beckman Coulter, Inc. 2                                                                      88,400             5,286,320
--------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                   261,100             4,485,698
                                                                                                       -------------------
                                                                                                                9,772,018
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
WellPoint, Inc. 1                                                                            98,400             7,743,096
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Medicines Co. (The) 1,2                                                                     124,600             3,952,312
--------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                             89,500             5,140,880
--------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                      213,000             9,834,210
                                                                                                       -------------------
                                                                                                               18,927,402
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.6%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Empresa Brasileira de Aeronautica SA, ADR 2                                                 142,100             5,887,203
--------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                  515,217             9,500,601
--------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                   88,070             2,947,703
--------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   170,500            10,659,660
                                                                                                       -------------------
                                                                                                               28,995,167
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Siemens AG, Sponsored ADR                                                                   175,200            17,265,960
--------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Navistar International Corp. 1,2                                                             76,600             2,560,738
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.7%
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc. 1                                                                       288,000             7,871,040
--------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                    131,800             2,496,292
--------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                               60,400             2,282,516
                                                                                                       -------------------
                                                                                                               12,649,848
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Hutchinson Technology, Inc. 1,2                                                             158,200             3,728,774
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        63,200             6,139,880
                                                                                                       -------------------
                                                                                                                9,868,654


                          2 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
eBay, Inc. 1                                                                                227,300    $        6,834,911
--------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                               94,700             2,418,638
                                                                                                       -------------------
                                                                                                                9,253,549
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Texas Instruments, Inc.                                                                     339,800             9,786,240
--------------------------------------------------------------------------------------------------------------------------
SOFTWARE--8.8%
Compuware Corp. 1                                                                           678,929             5,655,479
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           1,105,400            33,007,244
--------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                            1,049,500             6,506,900
--------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            502,100            13,421,133
--------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                                                   1,911,047            33,940,195
                                                                                                       -------------------
                                                                                                               92,530,951
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.8%
Martin Marietta Materials, Inc. 2                                                            27,300             2,836,743
--------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc. 2                                                                     41,900             2,691,237
--------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                         29,900             2,687,113
                                                                                                       -------------------
                                                                                                                8,215,093
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.3%
Companhia Vale do Rio Doce, Sponsored ADR 2                                                 136,200             3,575,250
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.0%
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
WorldCom, Inc./WorldCom Group 1,4                                                           450,000                     --
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Reliant Energy, Inc. 1                                                                      521,400             7,409,094
--------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.4%
AES Corp. (The) 1                                                                           675,700            14,892,428
                                                                                                       -------------------
Total Common Stocks (Cost $399,504,317)                                                                       527,060,086

                                                                                              UNITS
--------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                                    11,758                 3,645

                                                                                          PRINCIPAL
                                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.8%
--------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.53%, 11/25/35 5                       $           890,000               890,872
--------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.41%, 4/20/08 5                                                                630,000               630,631
--------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.83%, 5/25/34 5                                                  3,180,000             3,191,346
--------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.45%, 5/26/36 5                                                 1,250,000             1,250,954
--------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed                      2,140,000             2,116,864
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09


                          3 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:                $           415,614    $          414,186
Series 2005-D, Cl. AF1, 5.04%, 10/25/35
Series 2005-D, Cl. AV2, 5.62%, 10/25/35 5                                                 1,750,000             1,751,760
--------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.45%, 5/16/36 5                                                         1,570,000             1,571,214
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                310,000               301,663
--------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 5                                 1,113,736             1,105,831
--------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 6                                   1,970,000             1,984,890
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.72% 2/25/33 5                                                       31,485                31,524
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5                                                 630,000               627,913
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:                   718,567               719,380
Series 2005-17, Cl. 1AF1, 5.55%, 5/25/36 5
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 5                                                 420,000               418,498
--------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 5                                                  920,000               920,644
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.56%, 11/25/35 5                                               2,600,000             2,602,577
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 5                                                1,230,000             1,230,786
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.40%, 5/15/36 5                                                  687,311               687,789
--------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 5                                                   620,000               620,396
--------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                      848,234               843,481
--------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1,
Cl. A2, 4.32%, 5/15/08                                                                      748,225               748,119
--------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates:               840,459               841,821
Series 2005-3, Cl. A1, 5.61%, 1/20/35 5
Series 2006-4, Cl. A2V, 5.46%, 3/20/36 4,5                                                  340,000               340,000
--------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 5                                                                            983,796               981,643
--------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 4                                                           489,836               500,029
--------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 6.70%, 3/15/16 5                                                                  2,900,000             3,077,827
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series
2005-WMC6, Cl. A2B, 5.61%, 7/25/35 5                                                        790,000               791,520
--------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl.
2A2, 5.45%, 7/1/36 5                                                                      2,060,000             2,061,606
--------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5, Mtg. Pass-Through                            38,710                38,595
Certificates, Series 2004-5, Cl. AF2, 3.735%, 11/10/34 5


                          4 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through               $           139,495    $          139,019
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 5
--------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 5                                     720,000               713,221
--------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,                    891,559               885,343
Series 2004-RS7, Cl. AI32 4.45%, 7/25/28
--------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.43%, 7/25/36 5                                                   654,079               654,542
--------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through                    1,500,000             1,500,959
Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 5
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1, 5.41%, 4/25/36 5                                                            650,106               650,555
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                         1,450,572             1,447,039
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.59%, 7/25/36 5                        1,230,000             1,230,786
                                                                                                       -------------------
Total Asset-Backed Securities (Cost $40,538,641)                                                               40,515,823

--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--24.6%
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--21.0%
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--20.8%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/18-5/1/19                                                                      7,384,426             7,130,956
5%, 8/1/33                                                                                  530,347               512,792
5%, 1/1/37 7                                                                              5,190,000             5,008,350
6%, 4/1/17-9/1/24                                                                         1,567,611             1,588,247
6.50%, 4/1/18-4/1/34                                                                      5,347,184             5,478,695
7%, 5/1/29-11/1/32                                                                        3,388,150             3,488,274
8%, 4/1/16                                                                                   57,652                60,997
9%, 8/1/22-5/1/25                                                                            17,630                18,884
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates, Series 2410, Cl. PF, 6.33%, 2/15/32 5                                       1,819,198             1,863,711
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 5                                                    768,738               763,485
Series 2034, Cl. Z, 6.50%, 2/15/28                                                          452,598               461,813
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                       1,298,581             1,327,439
Series 2053, Cl. Z, 6.50%, 4/15/28                                                          484,693               494,912
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                         649,385               659,614
Series 2075, Cl. D, 6.50%, 8/15/28                                                        1,538,787             1,571,063
Series 2080, Cl. Z, 6.50%, 8/15/28                                                          970,774               986,461
Series 2387, Cl. PD, 6%, 4/15/30                                                            225,859               226,037
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                       1,759,392             1,802,278
Series 2500, Cl. FD, 5.85%, 3/15/32 5                                                       200,535               202,574
Series 2526, Cl. FE, 5.75%, 6/15/29 5                                                       283,102               286,226
Series 2551, Cl. FD, 5.75%, 1/15/33 5                                                       221,292               223,422


                          5 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2583, Cl. KA, 5.50%, 3/15/22                                             $           406,121    $          405,681
Series 3025, Cl. SJ, 5.133%, 8/15/35 5                                                      169,572               170,480
Series 3153, Cl. FJ, 5.73%, 5/15/36 5                                                       745,304               748,447
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                                               39,317                39,232
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 11.984%, 6/1/26 8                                                       397,421                84,851
Series 183, Cl. IO, 8.622%, 4/1/27 8                                                        606,022               133,760
Series 184, Cl. IO, 14.236%, 12/1/26 8                                                      660,432               140,235
Series 192, Cl. IO, 11.857%, 2/1/28 8                                                       188,254                41,675
Series 200, Cl. IO, 10.61%, 1/1/29 8                                                        224,530                47,746
Series 2003-118, Cl. S, 7.991%, 12/25/33 8                                                3,433,482               424,510
Series 2005-87, Cl. S G, 9.386%, 10/25/35 8                                               5,746,522               314,568
Series 2130, Cl. SC, (4.23)%, 3/15/29 8                                                     499,576                35,428
Series 2796, Cl. SD, (0.67)%, 7/15/26 8                                                     734,123                53,190
Series 2920, Cl. S, (4.244)%, 1/15/35 8                                                   4,212,148               196,300
Series 3000, Cl. SE, (4.683)%, 7/15/25 8                                                  4,315,037               151,845
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.719%, 6/1/26 9                                              168,840               137,724
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                                     8,822,340             8,533,508
5%, 12/1/17-3/1/34                                                                       32,078,061            31,398,698
5%, 1/1/22-1/1/37 7                                                                      22,149,000            21,507,573
5.50%, 2/1/33-11/1/34                                                                     9,777,651             9,680,916
5.50%, 1/1/22-1/1/37 7                                                                   13,483,000            13,397,441
6%, 11/1/29-11/1/33                                                                      11,774,478            11,893,032
6%, 1/1/22-3/1/33 7                                                                      19,474,036            19,707,066
6.50%, 6/1/17-11/1/31                                                                    12,387,489            12,713,526
7%, 11/1/17-1/1/35                                                                        5,043,783             5,203,350
7.50%, 1/1/08-1/1/33                                                                        538,607               562,198
8.50%, 7/1/32                                                                                30,408                32,745
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                                                                  1,423,667             1,464,863
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                           95,330                96,193
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                   1,514,250             1,548,877
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                      1,208,281             1,241,838
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                           215,630               220,360
Trust 1998-61 Cl. PL, 6%,11/25/28                                                           754,011               763,695
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                        2,321,801             2,351,234
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                          126,202               126,159
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                    1,701,517             1,738,946
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                          223,815               223,861
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                           46,405                46,491
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                           30,818                30,747
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                       691,449               711,298
Trust 2002-77, Cl. WF, 5.75%, 12/18/32 5                                                    324,068               326,529


                          6 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                           $           630,000    $          615,551
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                     1,045,000             1,029,226
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                        1,449,587             1,424,848
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                       1,869,000             1,823,044
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                       160,000               147,725
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                     4,010,000             3,992,158
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                    3,100,000             3,107,800
Trust 2006-46, Cl. SW, 4.583%, 6/25/36 5                                                    602,588               586,298
Trust 2006-50, Cl. KS, 4.583%, 6/25/36 5                                                  1,522,981             1,472,431
Trust 2006-50, Cl. SA, 4.583%, 6/25/36 5                                                    496,794               480,542
Trust 2006-50, Cl. SK, 4.583%, 6/25/36 5                                                  1,396,569             1,349,692
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                     4,134,856             4,140,513
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                     5,101,000             4,973,401
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 0.226%, 10/25/23 8                                                   39,093                 3,073
Trust 2001-65, Cl. S, 7.054%, 11/25/31 8                                                  1,958,494               188,033
Trust 2001-81, Cl. S, (0.044)%, 1/25/32 8                                                   430,164                40,395
Trust 2002-38, Cl. IO, (4.323)%, 4/25/32 8                                                  728,276                39,892
Trust 2002-47, Cl. NS, (1.222)%, 4/25/32 8                                                  834,125                78,923
Trust 2002-51, Cl. S, (1.105)%, 8/25/32 8                                                   765,913                72,412
Trust 2002-52, Cl. SD, (2.609)%, 9/25/32 8                                                  897,048                72,970
Trust 2002-77, Cl. IS, 0.621%, 12/18/32 8                                                 1,240,767               105,429
Trust 2002-77, Cl. SH, 0.102%, 12/18/32 8                                                   551,521                50,888
Trust 2002-9, Cl. MS, (0.424)%, 3/25/32 8                                                   577,659                55,661
Trust 2002-96, Cl. SK, 7.472%, 4/25/32 8                                                  5,139,135               511,744
Trust 2003-33, Cl. SP, 9.233%, 5/25/33 8                                                  1,981,388               248,173
Trust 2003-4, Cl. S, 6.804%, 2/25/33 8                                                    1,071,677               112,551
Trust 2003-46, Cl. IH, 6.736%, 6/25/33 8                                                  7,065,789             1,446,964
Trust 2004-54, Cl. DS, (6.615)%, 11/25/30 8                                                 807,345                48,361
Trust 2005-19, Cl. SA, (3.126)%, 3/25/35 8                                               11,194,736               571,819
Trust 2005-40, Cl. SA, (3.187)%, 5/25/35 8                                                2,423,307               118,602
Trust 2005-6, Cl. SE, (3.611)%, 2/25/35 8                                                 2,985,701               152,148
Trust 2005-71, Cl. SA, 3.35%, 8/25/25 8                                                   2,709,916               157,646
Trust 2006-33, Cl. SP, 11.684%, 5/25/36 8                                                 6,169,437               538,399
Trust 214, Cl. 2, 14.872%, 3/1/23 8                                                       1,069,573               225,603
Trust 222, Cl. 2, 11.767%, 6/1/23 8                                                       1,398,272               296,892
Trust 240, Cl. 2, 15.882%, 9/1/23 8                                                       2,174,761               487,904
Trust 247, Cl. 2, 11.997%, 10/1/23 8                                                        280,542                60,732
Trust 252, Cl. 2, 9.028%, 11/1/23 8                                                       1,030,646               237,347
Trust 273, Cl. 2, 11.884%, 8/1/26 8                                                         292,734                62,389
Trust 319, Cl. 2, 9.895%, 2/1/32 8                                                          414,081                95,259
Trust 321, Cl. 2, 5.257%, 4/1/32 8                                                        4,247,374               976,624
Trust 329, Cl. 2, 8.306%, 1/1/33 8                                                        1,100,733               255,588
Trust 331, Cl. 9, 8.462%, 2/1/33 8                                                          143,990                35,113
Trust 334, Cl. 17, 16.574%, 2/1/33 8                                                        688,605               159,472


                          7 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 340, Cl. 2, 7.032%, 9/1/33 8                                              $           345,454    $           83,313
Trust 342, Cl. 2, 9.01%, 9/1/33 8                                                           942,677               214,207
Trust 344, Cl. 2, 4.59%, 12/1/33 8                                                        1,465,850               332,408
Trust 346, Cl. 2, 11.437%, 12/1/33 8                                                      2,436,166               562,908
Trust 362, Cl. 12, 5.435%, 8/1/35 8                                                       5,906,933             1,247,078
Trust 362, Cl. 13, 5.442%, 8/1/35 8                                                       3,277,807               693,608
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 1993-184, Cl. M, 5.682%, 9/25/23 9                                                    488,941               397,479
Trust 340, Cl. 1, 5.532%, 9/1/33 9                                                          345,454               252,460
                                                                                                       -------------------
                                                                                                              219,236,742
--------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.375%, 3/20/26 5                                                                            25,795                26,117
7%, 4/15/09-4/15/26                                                                         262,489               270,980
7.50%, 3/15/09-5/15/27                                                                      967,052             1,010,283
8%, 5/15/17                                                                                  41,200                43,450
8.50%, 8/15/17-12/15/17                                                                      23,606                25,174
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, (4.945)%, 1/16/27 8                                               1,032,967                69,698
Series 2002-15, Cl. SM, (8.305)%, 2/16/32 8                                                 803,428                52,783
Series 2002-76, Cl. SY, (4.823)%, 12/16/26 8                                              1,940,883               135,680
Series 2004-11, Cl. SM, (7.851)%, 1/17/30 8                                                 680,642                48,120
                                                                                                       -------------------
                                                                                                                1,682,285
--------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--3.6%
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                      1,810,000             1,768,977
--------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                   1,297,297             1,314,959
--------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 5                                                   108,011               107,830
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                    1,104,856             1,114,869
--------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.607%, 8/25/08 4,5                                                        996,374               997,420
--------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                      460,000               458,613
--------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                  2,102,570             2,098,742
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                     611,335               611,507
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                     960,000               942,666
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                   1,080,000             1,067,926
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                       318,849               320,072


                          8 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                        $         1,520,000    $        1,480,680
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                  1,200,000             1,196,483
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                   440,000               431,080
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                 1,560,000             1,537,312
--------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                   1,280,000             1,268,462
--------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                                   1,856,032             1,841,319
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                      1,729,966             1,722,353
--------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                             1,554,000             1,673,874
--------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                     870,498               866,664
--------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                     2,443,539             2,439,155
--------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                    2,331,000             2,328,925
--------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                       2,521,796             2,517,886
--------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Obligations,
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                  2,490,000             2,457,429
--------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed
Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                       492,000               491,601
--------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.673%, 5/25/35 5                                                         660,557               659,183
                                                                                                       -------------------
                                                                                                               33,715,987
--------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                   2,669,264             2,698,461
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                   1,478,283             1,503,497
                                                                                                       -------------------
                                                                                                                4,201,958
                                                                                                       -------------------
Total Mortgage-Backed Obligations (Cost $260,376,746)                                                         258,836,972

--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.7%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 2,10                                               1,245,000             1,196,287
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                      1,160,000             1,143,251
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                                             786,000               766,580
5.25%, 7/18/11 2                                                                            845,000               855,970
6.625%, 9/15/09 2                                                                           475,000               495,017
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                               2,630,000             2,625,219
4.25%, 7/15/07 2                                                                          2,555,000             2,541,816


                          9 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
4.75%, 12/15/10 2                                                               $           130,000    $          129,284
5%, 10/15/11 2                                                                            2,200,000             2,207,196
6%, 5/15/11 2                                                                             2,305,000             2,402,340
7.25%, 1/15/10 11                                                                         2,380,000             2,533,793
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 2                                                                          3,004,000             2,857,558
8.875%, 8/15/172 2,11                                                                       790,000             1,057,057
STRIPS, 4.96%, 2/15/16 10                                                                   171,000               111,235
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 10/31/11-11/15/16 2                                                               5,968,000             5,944,713
4.875%, 10/31/08 2                                                                        1,229,000             1,229,961
                                                                                                       -------------------
Total U.S. Government Obligations (Cost $28,252,688)                                                           28,097,277

--------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.3%
--------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                          500,000               561,126
--------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                            1,645,000             1,676,846
--------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.20% Nts., 8/15/15 6                                         2,115,000             2,018,053
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 12                                              2,130,000             2,096,069
--------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15 2                                 1,025,000             1,009,625
--------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                        1,255,000             1,337,087
--------------------------------------------------------------------------------------------------------------------------
Bunge Ltd. Finance Corp., 4.375% Unsec. Nts., 12/15/08                                      615,000               602,315
--------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09                                2,240,000             2,325,788
--------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                2,885,000             3,042,140
--------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08 2                                       1,530,000             1,591,350
--------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 5.40% Sr. Nts., 3/7/13                                                   2,010,000             1,997,419
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sub. Nts., 8/25/36                                                  820,000               856,840
--------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11 2                                 1,425,000             1,386,092
--------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                           440,000               542,437
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37 2                                               2,420,000             2,429,336
--------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                           1,265,000             1,224,929
6.125% Nts., 1/15/14                                                                        895,000               889,918
--------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 7.30% Nts., 1/15/12                          1,955,000             2,077,465
--------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                          1,235,000             1,472,497
--------------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services Corp., 6.875% Sr. Unsec. Nts., 2/1/11                          1,455,000             1,522,767
--------------------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                  645,000               656,324
--------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                           244,000               236,439
--------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                        1,725,000             1,722,844
--------------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08 2                                                             390,000               395,363
7.625% Sr. Unsec. Nts., 9/1/08 2                                                          1,460,000             1,511,100
--------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B, 6/1/33                        525,000               486,258
--------------------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP:
5.65% Sr. Unsec. Unsub. Nts., 8/1/12                                                        385,000               383,833
6.625% Sr. Nts., 10/15/36                                                                   840,000               867,773
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                    1,885,000             2,012,002
--------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                               2,550,000             2,811,944
--------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                         1,335,000             1,357,238
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                               770,000               879,569


                         10 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 6                         $         3,780,000    $        4,024,313
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 2                                                                     1,495,000             1,505,604
9.445% Unsub. Nts., 12/15/08 2,5                                                            228,000               243,509
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31 2                                      1,670,000             1,922,840
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                             2,065,000             2,097,078
--------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 6,12                                      2,100,000             2,092,696
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                         2,015,000             2,105,675
--------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 6                                                   290,000               295,305
--------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 2                                     1,480,000             1,594,700
--------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 5                                    3,000,000             3,020,010
--------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 6                                                1,955,000             1,963,338
--------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 6                1,140,000             1,132,801
--------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                                  920,000               959,100
--------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                      2,090,000             2,034,866
--------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12                                                      525,000               600,977
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                            2,000,000             1,966,034
--------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                   1,735,000             1,691,625
--------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                              330,000               331,403
7.75% Sr. Unsec. Nts., 2/15/12                                                              190,000               207,294
--------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                             1,310,000             1,212,078
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                          1,810,000             1,968,885
--------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13 2                                      2,075,000             2,055,211
--------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 2                                            1,845,000             1,921,724
--------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09 2                                             610,000               639,173
--------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                                     2,035,000             2,059,803
--------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33 2                                                         1,300,000             1,187,836
7.125% Sr. Unsec. Nts., 6/15/09                                                           1,170,000             1,209,718
--------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                     715,000               725,819
--------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                         2,130,000             2,034,337
--------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts., 4/1/12 2                                    1,925,000             2,019,444
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                               2,080,000             2,085,200
--------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                                 1,755,000             1,943,663
--------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                               1,325,000             1,389,020
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.75% Sub. Nts., 4/1/14                                                   2,090,000             2,001,315
--------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                           195,000               200,098
--------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                  2,740,000             2,958,548
--------------------------------------------------------------------------------------------------------------------------
ONEOK Partners LP:
7.10% Sr. Unsec. Nts., 3/15/11                                                              285,000               299,895
6.65% Nts., 10/1/36                                                                         995,000             1,021,051
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                     1,960,000             2,058,980
--------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 6                      2,420,444             2,383,540
--------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 6                     528,826               495,972
--------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                          2,540,000             2,487,861
--------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                               1,885,000             2,310,426


                         11 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                         $         1,990,000   $         2,504,893
--------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                               1,320,000             1,317,502
--------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                   2,005,000             1,975,500
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08                                                   245,000               246,531
--------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                           750,000               806,404
--------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Unsec. Nts., 6/1/07                              60,000                60,381
--------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                           865,000               827,149
--------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07                                      1,249,000             1,256,922
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                           550,000               557,740
--------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                              2,960,000             3,065,077
--------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                                  850,000               817,016
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA:
4% Sr. Unsec. Nts., 11/15/08                                                                990,000               964,540
4% Unsec. Unsub. Nts., 1/15/10                                                            1,090,000             1,041,560
--------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                        2,060,000             2,033,144
--------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                              1,815,000             1,986,621
--------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                         930,000               931,256
7.625% Sr. Unsec. Nts., 2/15/12                                                             290,000               312,146
--------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                1,615,000             1,957,674
--------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                1,110,000             1,099,183
--------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                      1,330,000             1,338,757
--------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                           1,270,000             1,242,865
3.875% Sr. Unsec. Nts., 10/15/08                                                            590,000               562,961
--------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                       1,465,000             1,477,687
--------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                 2,055,000             2,053,862
--------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                       1,705,000             1,770,835
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. Credit Linked Certificate Trust (The), 6.75% Nts., 4/15/09
4                                                                                         1,955,000             1,998,988
--------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                               1,885,000             2,045,225
--------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                 1,345,000             1,471,976
                                                                                                       -------------------
Total Non-Convertible Corporate Bonds and Notes (Cost $148,478,418)                                           150,163,946

                                                                                             SHARES
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--9.5%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25% 13,14
(Cost $100,084,728)                                                                     100,084,728           100,084,728
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL (COST $977,235,538)                                                                              1,104,762,477
--------------------------------------------------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--8.2% 15
--------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 5.41%, 3/1/07                                      $         2,000,000             2,000,000


                         12 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.6%
Undivided interest of 0.74% in joint repurchase agreement (Principal
Amount/Value $4,100,000,000, with a maturity value of $4,102,437,222) with
Nomura Securities, 5.35%, dated 12/29/06, to be repurchased at $30,329,040 on
1/2/07, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-5/1/46,
with a value of $4,182,000,000                                                  $        30,311,022    $       30,311,022
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.33% in joint repurchase agreement (Principal
Amount/Value $1,500,000,000, with a maturity value of 1,500,887,083 with Banc of America Securities LLC, 5.3225%, dated 12/29/06, to be repurchased at
$50,029,569 on 1/2/07, collateralized by U.S. Agency Mortgages, 0.00%-6%,
8/1/34-11/15/36, with a value of $1,530,000,000                                          50,000,000            50,000,000
                                                                                                       -------------------
                                                                                                               80,311,022
--------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.4%
Natexis Banques Populaires NY, 5.34%, 1/2/07                                              4,000,000             4,000,000
                                                                                                       -------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $86,311,022)                                                                                             86,311,022
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,063,546,560)                                             113.1%        1,191,073,499
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (13.1)         (137,710,171)
                                                                                ------------------------------------------
NET ASSETS                                                                                    100.0%   $    1,053,363,328
                                                                                ==========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                     CONTRACTS    EXPIRATION    EXERCISE     PREMIUM
               SUBJECT TO CALL          DATE       PRICE    RECEIVED       VALUE
--------------------------------------------------------------------------------

Amgen, Inc.                159       4/23/07         $75    $ 83,552     $19,875

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $3,836,437, which represents 0.36% of the Fund's net assets. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,701,334 or 1.78% of the Fund's net assets as of December 31, 2006.

7. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $12,570,917 or 1.19% of the Fund's net assets as of December 31, 2006.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $787,663 or 0.07% of the Fund's net assets as of December 31, 2006.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,532,994. See accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Rate shown is the 7-day yield as of December 31, 2006.

14. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


                         13 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES         GROSS        GROSS              SHARES
                                                              SEPTEMBER 30, 2006     ADDITIONS   REDUCTIONS   DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%*                    --   194,915,677   94,830,929         100,084,728

                                                                                                                       DIVIDEND
                                                                                                      VALUE              INCOME
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%*                                    $ 100,084,728          $1,240,392

* The money market fund and the Fund are affiliated by having the same investment advisor.

15. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a whenissued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $70,320,569 of securities issued on a when-issued basis or forward commitment and sold $10,213,735 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each


                         14 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                         15 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                 UNREALIZED
                                EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS   DECEMBER 31, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    3/21/07         332   $      36,997,250   $     (500,760)
                                                                             ---------------

CONTRACTS TO SELL

Euro-Bundesobligation, 10 yr.       3/8/07         106          16,235,470          401,985

U.S. Treasury Nts., 2 yr.          3/30/07         428          87,325,375          227,755

U.S. Treasury Nts., 5 yr.          3/30/07         146          15,339,125           89,721

U.S. Treasury Nts., 10 yr.         3/21/07          93           9,994,594           87,359
                                                                             ---------------

                                                                                    806,820
                                                                             ---------------
                                                                             $      306,060
                                                                             ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                         16 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended December 31, 2006 was as follows:

                                     CALL OPTIONS
                             -----------------------------
                                 NUMBER OF      AMOUNT OF
                                 CONTRACTS       PREMIUMS
----------------------------------------------------------
Options outstanding as of
September 30, 2006                      --    $        --
Options written                        159         83,552
                             -----------------------------
Options outstanding as of
December 31, 2006                      159    $    83,552
                             =============================

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:


                         17 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                           ANNUAL
                                                                    NOTIONAL AMOUNT      INTEREST
                                                                    RECEIVED BY THE          RATE
                                                                   FUND UPON CREDIT       PAID BY     TERMINATION      UNREALIZED
COUNTERPARTY                REFERENCED DEBT OBLIGATION                        EVENT      THE FUND           DATES    DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                            CDX.NA.IG.7                            $      3,600,000         0.400  %     12/20/11   $      11,030

                            J.C. Penney Co., Inc.                           610,000         0.580         3/20/12           1,028
                            Weyerhaeuser Co.                              1,990,000         0.580         9/20/11          13,002
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                            Arrow Electronics, Inc.                       1,990,000         0.790         9/20/11          35,625

                            Arrow Electronics, Inc.                       1,000,000         0.770         9/20/11          17,052

                            Belo Corp.                                    1,190,000         0.650         6/20/11           8,168

                            Belo Corp.                                      655,000         0.670         6/20/11           5,025

                            Belo Corp.                                    1,325,000         0.675         6/20/11          10,432

                            Ford Motor Co.                                  990,000         5.300        12/20/08          55,085

                            Ford Motor Co.                                2,090,000         5.400        12/20/08         120,231

                            General Motors Corp.                          1,035,000         4.000        12/20/08          42,668

                            General Motors Corp.                          1,005,000         3.950        12/20/08          40,478

                            International Paper Co.                       2,065,000         0.409        12/20/11           6,565
                                                                                                                    --------------
                                                                                                                    $     366,389
                                                                                                                    ==============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:


                         18 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                           ANNUAL
                                                                    NOTIONAL AMOUNT      INTEREST
                                                                   PAID BY THE FUND          RATE                      UNREALIZED
                                                                        UPON CREDIT   RECEIVED BY     TERMINATION    APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION                           EVENT      THE FUND           DATES   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                         Abitibi-Consolidated Co. of Canada        $      1,600,000          1.52  %      9/20/07   $       6,599

                         Allied Waste North America, Inc.                   630,000          2.00         9/20/09          17,131

                         Allied Waste North America, Inc.                   990,000          2.00         9/20/09          26,920

                         Bombardier, Inc.                                   500,000          0.90         9/20/07           1,840

                         Eastman Kodak Co.                                1,395,000          1.00        12/20/08           7,869

                         General Motors Acceptance Corp.                    510,000          2.30         6/20/07           4,998
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                         ArvinMeritor Inc.                                  555,000          1.05         9/20/07           1,665

                         ArvinMeritor Inc.                                  460,000          1.10         9/20/07           1,555

                         ArvinMeritor Inc.                                   40,000          1.20         9/20/07             166

                         Bombardier, Inc.                                   560,000          1.00         9/20/07           2,977

                         Bombardier, Inc.                                   555,000          1.05         9/20/07           3,163

                         Ford Motor Co.                                     990,000          7.05        12/20/16          57,700

                         Ford Motor Co.                                   2,090,000          7.15        12/20/16         132,856

                         General Motors Corp.                             1,035,000          5.80        12/20/16          81,585

                         General Motors Corp.                             1,005,000          5.75        12/20/16          76,304

                         General Motors Acceptance Corp.                  1,290,000          3.15         6/20/07          17,688

                         Hyundai Motor Manufacturing Alabama LLC            865,000          0.40         6/20/07           1,151

                         J.C. Penney Co., Inc.                            1,990,000          0.61         6/20/13         (13,466)
                                                                                                                    --------------
                                                                                                                    $     428,701
                                                                                                                    ==============

ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                         19 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Fund had on loan securities valued at $92,694,732, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $95,216,165 was received for the loans, of which $86,311,022 was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $  1,064,166,510
Federal tax cost of other investments           (92,286,555)
                                           -----------------
Total federal tax cost                     $    971,879,955
                                           =================

Gross unrealized appreciation              $    140,318,921
Gross unrealized depreciation                   (12,979,884)
                                           -----------------
Net unrealized appreciation                $    127,339,037
                                           =================


                         20 | OPPENHEIMER BALANCED FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007